CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 27,093	$ 34,531
Short-term bank deposits		16,749
Restricted cash and deposits	265	324
Trade receivables (net of allowance for credit losses of $2,117 and $2,119 as of December 31, 2020 and 2019, respectively)	21,310	18,697
Unbilled accounts receivable	11,808	8,897
Other accounts receivable and prepaid expenses (Note 3)	5,199	4,510
Inventories (Note 4)	12,360	12,605
Total current assets	78,035	96,313
LONG-TERM INVESTMENTS AND RECEIVABLES:
Long-term deposits and restricted deposits and long-term other accounts receivables	114	134
Severance pay fund	1,864	1,363
Deferred tax assets (Note 13)	3,734	4,215
Operating lease right-of-use assets (Note 5)	3,352	3,492
Total long-term investments and receivables	9,064	9,204
PROPERTY AND EQUIPMENT, NET (Note 6)	6,137	6,256
INTANGIBLE ASSETS, NET (Note 7)	3,035	3,772
GOODWILL (Note 8)	11,786	11,504
Total assets	108,057	127,049
CURRENT LIABILITIES:
Trade payables	7,741	5,438
Customer advances	4,398	5,587
Deferred revenues	2,833	2,558
Other accounts payable and accrued expenses (Note 9)	17,313	14,609
Short-term operating lease liabilities (Note 5)	952	919
Total current liabilities	33,237	29,111
LONG-TERM LIABILITIES:
Deferred revenues	1,674	1,769
Deferred tax liabilities	676	178
Accrued severance pay	2,689	2,251
Long-term operating lease liabilities (Note 5)	2,398	2,515
Other long-term liabilities	285	371
Total long-term liabilities	7,722	7,084
COMMITMENTS AND CONTINGENT LIABILITIES (Note 10)
REDEEMABLE NON-CONTROLLING INTEREST		3,048
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 1 par value - Authorized: 39,748,000 shares at December 31, 2020 and December 31, 2019; Issued and outstanding: 23,163,985 shares at December 31, 2020 and 23,153,985 shares at December 31, 2019	6,753	6,750
Additional paid-in capital	69,965	94,696
Accumulated other comprehensive income (loss)	34	(627)
Foreign currency translation adjustments (Company's standalone financial statements)	9,104	5,924
Accumulated deficit	(18,759)	(18,961)
Total Magal shareholders' equity	67,097	87,782
Non-controlling interest	1	24
Total shareholders' equity (Note 11)	67,098	87,806
Total liabilities and shareholders' equity	$ 108,057	$ 127,049